Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 10,950,608	$ 9,823,270
Nonaccrual loans by portfolio segment	42,414	67,810
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,658,827
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,110,411
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	473,069
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	118,497
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,568
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,124,289
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,093,639
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	978,589
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	149,717
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	139,002
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 10,673,989	$ 9,426,177
Grade as percentage of total gross assets	99.60%	99.30%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 5,587,919	$ 5,592,771
Grade as percentage of total gross assets	99.40%	99.00%
Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,110,411	$ 199,755
Grade as percentage of total gross assets	100.00%	99.60%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 473,069	$ 395,575
Grade as percentage of total gross assets	100.00%	99.80%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 116,097	$ 94,208
Grade as percentage of total gross assets	99.90%	100.00%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 101,343	$ 102,716
Grade as percentage of total gross assets	99.50%	98.80%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 1,118,025	$ 1,123,165
Grade as percentage of total gross assets	99.90%	99.80%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 949,064	$ 984,093
Grade as percentage of total gross assets	99.30%	99.80%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 946,065	$ 612,836
Grade as percentage of total gross assets	99.90%	100.00%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 134,546	$ 127,083
Grade as percentage of total gross assets	99.80%	99.60%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 137,450	$ 193,975
Grade as percentage of total gross assets	100.00%	99.70%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 71,441	$ 128,908
Nonaccrual loans by portfolio segment	$ 42,414	$ 67,810
Percentage of total gross loans	0.40%	0.70%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 33,148	$ 59,074
Percentage of total gross loans	0.60%	1.00%
Non-Performing Loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 754
Percentage of total gross loans	0.00%	0.40%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 732
Percentage of total gross loans	0.00%	0.20%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 58	$ 0
Percentage of total gross loans	0.10%	0.00%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 510	$ 1,273
Percentage of total gross loans	0.50%	1.20%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 776	$ 2,558
Percentage of total gross loans	0.10%	0.20%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 7,100	$ 2,176
Percentage of total gross loans	0.70%	0.20%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 583	$ 0
Percentage of total gross loans	0.10%	0.00%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 239	$ 563
Percentage of total gross loans	0.20%	0.40%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 680
Percentage of total gross loans	0.00%	0.30%